Notes Payable - Related Parties (Details Narrative) 10Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest expense, related parties	$ 58,788	$ 58,788	$ 116,930	$ 116,930	$ 235,798	$ 232,076
Notes Payable [Member]
Interest expense, related parties			$ 58,788	$ 58,788